Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2021
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	ECL	Lease	Restructuring	regulation and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2020	511	596	1,371	530	208	176	1,895	5,287
Additions	92	986	155	-	4	371	889	2,497
Utilisation	(42)	(743)	(1,377)	-	(11)	(121)	(1,308)	(3,602)
Reversal of unutilised provisions	(22)	(25)	(27)	(127)	-	(50)	(316)	(567)
Transferred to purchaser on settlement of assets and liabilities held for sale	(1)	-	(4)	-	-	-	(4)	(9)
Balances reclassified to liabilities held for sale (Note 37)	(7)	(11)	(1)	(2)	-	-	(14)	(35)
Balance as at 30 September 2021	531	803	117	401	201	376	1,142	3,571
Parent Entity
Balance as at 30 September 2020	482	540	1,343	479	179	142	1,818	4,983
Additions	92	936	150	-	2	363	716	2,259
Utilisation	(40)	(711)	(1,364)	-	(9)	(103)	(1,257)	(3,484)
Reversal of unutilised provisions	(22)	(25)	(15)	(125)	-	(29)	(281)	(497)
Balances reclassified to liabilities held for sale (Note 37)	(4)	(1)	-	(2)	-	-	-	(7)
Balance as at 30 September 2021	508	739	114	352	172	373	996	3,254

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Undrawn credit commitments
Letters of credit and guarantees[1]	11,323	12,610	10,796	12,069
Commitments to extend credit[2]	188,768	184,064	163,685	159,644
Other	-	267	-	266
Total undrawn credit commitments[3]	200,091	196,941	174,481	171,979

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2021 the Group had offered $9.7 billion (2020: $4.9 billion) of facilities to customers, which had not yet been accepted.

3.	Include $0.8 billion (2020: nil) of undrawn credit commitments related to facilities which are held for sale.